Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	Forward Funds
Central Index Key	dei_EntityCentralIndexKey	0000889188
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	ff889188_SupplementTextBlock

FORWARD FUNDS

Supplement dated March 8, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Income Allocation Fund, Summary Prospectus for Class A and Class C Shares of the Forward Income Allocation Fund, Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C, and Class M Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING

CHANGE IN FUND NAME

The following information applies to the Forward Income Allocation Fund (the “Fund”) only:

Effective May 1, 2012, the name of the Fund will be changed to the “Forward Income Builder Fund.” Accordingly, effective May 1, 2012, all references in each of the prospectuses and the statement of additional information to “Forward Income Allocation Fund” shall be replaced with “Forward Income Builder Fund.”

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Forward Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff889188_SupplementTextBlock

FORWARD FUNDS

Supplement dated March 8, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Income Allocation Fund, Summary Prospectus for Class A and Class C Shares of the Forward Income Allocation Fund, Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C, and Class M Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING

CHANGE IN FUND NAME

The following information applies to the Forward Income Allocation Fund (the “Fund”) only:

Effective May 1, 2012, the name of the Fund will be changed to the “Forward Income Builder Fund.” Accordingly, effective May 1, 2012, all references in each of the prospectuses and the statement of additional information to “Forward Income Allocation Fund” shall be replaced with “Forward Income Builder Fund.”

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE